Details to the consolidated statements of cash flows	12 Months Ended
Dec. 31, 2023
Disclosure of details to the consolidated statements of cash flows [abstract]
Details to the consolidated statements of cash flows
24. Details to the consolidated statements of cash flows
24.1) Non-cash items and other adjustments from continuing operations
The following table shows the reversal of non-cash items and other adjustments in the consolidated statements of cash flows.
(USD millions)	2023	2022	2021

Depreciation, amortization and impairments on:
Property, plant and equipment	1 006	1 374	1 277

Right-of-use assets	263	270	279

Intangible assets	7 008	5 061	4 041

Financial assets [1]	106	260	-38

Change in provisions and other non-current liabilities	61	1 318	806

Gains on disposal and other adjustments on property, plant and equipment; intangible assets; financial assets and other non-current assets, net	-180	-308	-646

Equity-settled compensation expense	865	791	700

Loss/(income) from associated companies [2]	13	11	-15 337

Income taxes	551	1 128	1 625

Net financial expense	633	758	863

Other	43	-32

Total	10 369	10 631	-6 430

[1] Includes fair value changes
[2] 2021 included the gain of USD 14.6 billion recognized from the divestment of the Company's investment in Roche (see Notes 2 and 5).
In 2023, other than through business combinations, there were no additions to intangible assets with deferred payments (2022: USD 635 million, 2021: nil).
In 2023, there were USD 421 million (2022: USD 216 million, 2021: USD 295 million) additions to right-of-use assets recognized.
24.2) Total amount of income taxes paid
In 2023, the total amount of income taxes paid by continuing operations was USD 2 787 million and by discontinued operations was USD 162 million, which was included within “Net cash flows from operating activities from discontinued operations.” In 2023, the total amount of income taxes paid by the Company was USD 2 949 million.
In 2022, the total amount of income taxes paid by continuing operations was USD 1 702 million and by discontinued operations was USD 273 million, which was included within “Net cash flows from operating activities from discontinued operations.” In 2022, the total amount of income taxes paid by the Company was USD 1 975 million.
In 2021, the total amount of income taxes paid by continuing operations was USD 1 856 million and by discontinued operations was USD 486 million, which was included within “Net cash flows from operating activities from discontinued operations.” In 2021, the total amount of income taxes paid by the Company was USD 2 342 million.
24.3) Cash flows from changes in working capital and other operating items included in the net cash flows from operating activities from continuing operations
(USD millions)	2023	2022	2021

Increase in inventories	-546	-560	-102

Increase in trade receivables	-1 504	-397	-352

Increase/(decrease) in trade payables	479	-181	-111

Change in other current and non-current assets	-125	-84	-179

Change in other current liabilities	1 327	426	671

Total	-369	-796	-73

24.4) Cash flows arising from acquisitions and divestments of interests in associated companies, net
In 2021, acquisitions and divestments of interests in associated companies, net included USD 20.7 billion proceeds from the divestment of the Company’s investment in Roche (see Notes 2 and 5).
24.5) Cash flows arising from acquisitions and divestments of businesses, net
The following table is a summary of the cash flow impact of acquisitions and divestments of businesses. The most significant transactions are described in Note 2.
(USD millions)	Note	2023	2022	2021

Net assets recognized as a result of acquisitions of businesses	25	-3 699	-1 077	-320

Fair value of previously held equity interests		26	21	42

Contingent consideration payables, net		146	224	18

Payments, deferred consideration and other adjustments, net		-34	0	1

Cash flows used for acquisitions of businesses		-3 561	-832	-259

Cash flows from/(used for) divestments of businesses, net [1]		3	-8	54

Cash flows used for acquisitions and divestments of businesses, net		-3 558	-840	-205

1 In 2023, USD 3 million represented net cash inflows from divestments in previous years.
     In 2022, USD 8 million net cash outflows from divestments of businesses included USD 20 million reduction to cash and cash equivalents due to the derecognized cash and cash equivalents following a loss of control of a company upon expiry of an option to purchase the company, partly offset by USD 12 million net cash inflows from business divestments in 2022 and in prior years.

     In 2022, the net identifiable assets of divested businesses amounted to USD 139 million, comprised of non-current assets of USD 127 million, current assets of USD 70 million, including USD 62 million cash and cash equivalents and of non-current and current liabilities of USD 58 million. The deferred sale price receivable and other adjustments amounted to USD 19 million.

In 2021, USD 54 million included net cash inflows from divestments in previous years.
Notes 2 and 25 provide further information regarding acquisitions and divestments of businesses. All acquisitions were for cash.
24.6) Reconciliation of liabilities arising from financing activities
	2023			2022			2021

(USD millions)	Financial debts	Derivative financial instruments	Lease liabilities	Financial debts	Derivative financial instruments	Lease liabilities	Financial debts	Derivative financial instruments	Lease liabilities

January 1	26 120	55	1 789	29 129	68	1 896	35 850	194	2 005

Financial debts, derivative financial instruments and lease liabilities related to discontinued operations [1]	-214	-1	-98

Increase in non-current financial debts [2]				16			16

Repayments of the current portion of non-current financial debts [3]	-2 223			-2 575			-2 162

Change in current financial debts [4]	546			295			-3 524

Payments of lease liabilities [5]			-258			-295			-316

Interest payments for amounts included in lease liabilities classified as cash flows from operating activities [6]			-52			-51			-52

New, modified and terminated leases, net			349			222			253

Impact of acquisitions and divestments of businesses, net			51			12	1

Changes in fair values, lease interest and other changes, net	-2	37	28		-13	60	1	-125	62

Amortization of bonds discount	17			22			29

Currency translation effects	276		19	-767		-55	-1 082	-1	-56

December 31	24 520	91	1 828	26 120	55	1 789	29 129	68	1 896

Non-current [7]	18 436		1 598	20 244		1 538	22 902		1 621

Current [7]	6 084	91	230	5 876	55	251	6 227	68	275

[1] Represents the financial debts, derivative financial instruments and lease liabilities at January 1, 2023 related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 31 provide disclosures related to discontinued operations.

[2] Increases in non-current financial debts included in the consolidated statements of cash flows from continuing operations were nil in 2022 and 2021.
[3] Repayments of the current portion of non-current financial debts were only recorded in the consolidated statements of cash flows from continuing operations.
[4] Changes in current financial debts included in the consolidated statements of cash flows from continuing operations were USD 252 million in 2022 (2021: USD 3 547 million) which included net cash outflows from interest-bearing accounts of employees payable on demand amounting to USD 1.7 billion.

[5] Payments of lease liabilities included in the consolidated statements of cash flows from continuing operations were USD 262 million in 2022 (2021: USD 278 million).
[6] Interest payments for amounts included in lease liabilities classified as cash flows from operating activities within the consolidated statements of cash flows from continuing operations were USD 48 million in 2022 (2021: USD 48 million).

[7] Note 11 provides additional disclosures related to lease liabilities, Note 20 provides additional disclosures related to non-current financial debt, and Note 22 provides additional disclosures related to current financial debt and derivative financial instruments.